Quarterly Holdings Report
for
Fidelity® MSCI Utilities Index ETF
October 31, 2020
T11-QTLY-1220
1.9584801.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 59.0%
Electric Utilities – 59.0%
ALLETE, Inc.	57,561	$ 2,968,996
Alliant Energy Corp.	276,967	15,310,736
American Electric Power Co., Inc.	550,105	49,470,943
Duke Energy Corp.	815,702	75,134,311
Edison International	419,530	23,510,461
Entergy Corp.	222,185	22,489,566
Evergy, Inc.	251,697	13,893,674
Eversource Energy	373,459	32,591,767
Exelon Corp.	1,081,628	43,146,141
FirstEnergy Corp.	601,351	17,872,152
Hawaiian Electric Industries, Inc.	121,236	4,005,637
IDACORP, Inc.	56,047	4,917,003
MGE Energy, Inc.	40,076	2,605,742
NextEra Energy, Inc.	2,173,225	159,101,802
NRG Energy, Inc.	270,952	8,567,502
OGE Energy Corp.	222,193	6,836,879
Otter Tail Corp.	40,502	1,553,252
PG&E Corp. (a)	1,185,170	11,330,225
Pinnacle West Capital Corp.	124,870	10,185,646
PNM Resources, Inc.	84,044	4,202,200
Portland General Electric Co.	99,421	3,907,245
PPL Corp.	853,358	23,467,345
The Southern Co.	1,172,133	67,339,041
Xcel Energy, Inc.	582,955	40,824,339
TOTAL ELECTRIC UTILITIES		645,232,605
GAS UTILITIES – 4.0%
Gas Utilities – 4.0%
Atmos Energy Corp.	135,773	12,446,311
Chesapeake Utilities Corp.	18,250	1,774,082
National Fuel Gas Co.	90,674	3,623,333
New Jersey Resources Corp.	106,085	3,095,560
Northwest Natural Holding Co.	33,952	1,508,827
ONE Gas, Inc.	58,690	4,051,958
South Jersey Industries, Inc.	102,306	1,971,437
Southwest Gas Holdings, Inc.	61,228	4,023,904
Spire, Inc.	56,950	3,191,478
Star Group LP	47,766	451,866
UGI Corp.	231,173	7,476,135
TOTAL GAS UTILITIES		43,614,891
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.2%
Independent Power Producers & Energy Traders – 2.4%
Clearway Energy, Inc. Class A	36,425	954,699
Clearway Energy, Inc. Class C	83,739	2,358,090
The AES Corp.	738,066	14,392,287
Vistra Corp.	488,089	8,478,106
		26,183,182
Renewable Electricity – 0.8%
NextEra Energy Partners LP	69,114	4,340,359

	Shares	Value

Ormat Technologies, Inc.	45,357	$3,214,451
Sunnova Energy International, Inc. (a)	53,948	1,297,989
		8,852,799
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		35,035,981
MULTI-UTILITIES – 29.0%
Multi-Utilities – 29.0%
Ameren Corp.	274,048	22,230,774
Avista Corp.	74,589	2,477,847
Black Hills Corp.	69,686	3,948,409
CenterPoint Energy, Inc.	557,950	11,789,484
CMS Energy Corp.	317,721	20,121,271
Consolidated Edison, Inc.	370,854	29,108,330
Dominion Energy, Inc.	931,595	74,844,342
DTE Energy Co.	213,811	26,388,554
MDU Resources Group, Inc.	222,619	5,289,427
NiSource, Inc.	424,928	9,760,596
NorthWestern Corp.	55,965	2,917,455
Public Service Enterprise Group, Inc.	561,245	32,636,397
Sempra Energy	324,709	40,705,520
Unitil Corp.	16,550	571,803
WEC Energy Group, Inc.	350,150	35,207,582
TOTAL MULTI-UTILITIES		317,997,791
WATER UTILITIES – 4.6%
Water Utilities – 4.6%
American States Water Co.	40,995	3,061,917
American Water Works Co., Inc.	200,931	30,242,125
Cadiz, Inc. (a)	38,145	364,285
California Water Service Group	53,953	2,404,685
Essential Utilities, Inc.	258,406	10,646,327
Middlesex Water Co.	19,363	1,241,943
SJW Group	28,402	1,723,717
The York Water Co.	14,437	609,963
TOTAL WATER UTILITIES		50,294,962
TOTAL COMMON STOCKS (Cost $1,074,058,325)		1,092,176,230
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,344,000)	1,344,000	1,344,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,075,402,325)		1,093,520,230
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		843,857
NET ASSETS – 100.0%		$ 1,094,364,087

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Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $181,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts	33	December 2020	$2,072,070	$42,391	$42,391
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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